Supplement to the Current Statement of Additional Information - Part I

MFS(R) Municipal High Income Fund

Effective immediately, Appendix D entitled "Certain Service Provider Compensation" is restated in its entirety as follows:

                                                             PART I - APPENDIX D

                                           CERTAIN SERVICE PROVIDER COMPENSATION

Compensation paid by the Fund for advisory services, administrative services, and transfer agency services, over the specified periods is set forth below. For information regarding sales charges and distribution payments paid to MFD, see Appendix E to this Part I.

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                 Amount Paid to                Amount Paid    Amount Paid
                    MFS for     Amount Waived  to MFSC for    to MFS for
                    Advisory      by MFS for     Transfer       General
  Fiscal Year    Services After    Advisory       Agency    Administrative
     Ended          Waivers        Services    Services(1)     Services
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January 31, 2009   $7,343,694     $1,436,110    $1,085,579     $231,771
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January 31, 2008   $8,331,999     $1,586,370  $1,230,112(2)    $272,400
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January 31, 2007   $7,590,747     $1,481,571       N/A         $260,487
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(1)  Amount paid to MFSC for transfer agency services includes reimbursements for certain out-of-pocket expenses and payments made under agreements with affiliated and unaffiliated entities that provide subaccounting services.
(2) In addition to the fees disclosed, the Fund also paid directly $12,665 for transfer agent related services for the fiscal year ended January 31, 2008.

                  The date of this Supplement is June 22, 2009.